GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2021 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 82.5%	Value

	Auto-Cars/Light Trucks: 17.8%
3,000,000	BMW Finance, 2.800%, 8/11/23	$455,977
1,000,000	Daimler International Finance BV, 4.800%, 04/09/21	152,330
1,000,000	Volkswagen International Finance NV, 2.9000%, 01/21/24	152,297
		760,604
	Commercial Banks: 32.3%
1,000,000	Bank of China, 3.300%, 4/17/22	152,990
2,000,000	CBQ Finance Ltd., 4.000%, 08/05/23	305,833
4,000,000	First Abu Dhabi Bank, 3.400%, 8/18/25	613,848
2,000,000	QNB Finance Ltd., 5.250%, 6/21/21	307,801
		1,380,472

	Diversified Operations: 3.6%
1,000,000	Wharf Finance Lrd, 3.250%, 01/14/24	152,288

	Finance-Mtg Loan/Banker: 3.6%
1,000,000	Hong Kong Mortgage Corp. Ltd., 2.700%, 02/09/24	151,838

	Export/Import Bank: 14.5%
1,000,000	China Development Bank, 3.030%, 11/27/23	153,517
1,000,000	China Development Bank, 3.230%, 11/27/25	154,612
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	158,767
1,000,000	Kreditanstalt fuer Wiederaufbau, 2.700%, 03/25/24	152,571
		619,467

	Real Estate Operator/Developer: 10.7%
1,000,000	Sun Hung Ka 3.200%, 8/14/27	152,803
1,000,000	Wharf Real Estate Investment Company Ltd., 3.200%, 9/15/23	152,102
1,000,000	Zhenro Properties Group Ltd., 7.400%, 8/12/21	152,688
		457,593

	Total Corporate Bonds	$3,522,262
	(cost $3,437,711)

	Total Investments in Securities	3,522,262
	(cost $3,437,711): 82.5%
	China Yuan (Offshore): 18.3%	780,919

	Liabilities in Excess of Other Assets: (0.8%)	(32,017)

	Net Assets: 100.0%	$4,271,164

CNH - The official currency of the People’s Republic of China.